Interests in Joint operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Interests in Joint operations [Line Items]
PP and E, E and E Assets	$ 517,403	$ 473,646	$ 522,611
Total Assets	786,163	640,540
Total Liabilities	659,323	498,947
Revenue	$ 330,122	$ 192,670	$ 209,690
Tranquilos Block Chile [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E, E and E Assets	$ 0	$ 0	$ 0
Other Assets	55	55	45
Total Assets	55	55	45
Total Liabilities	(432)	(424)	(2)
Net Assets/ (LIABILITIES)	(377)	(369)	43
Revenue	0	0	0
Operating (loss) profit	$ (48)	$ (40)	$ (69)
Flamenco Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E, E and E Assets	$ 9,893	$ 15,108	$ 14,932
Other Assets	0	0	0
Total Assets	9,893	15,108	14,932
Total Liabilities	(1,223)	(93)	(53)
Net Assets/ (LIABILITIES)	8,670	15,015	14,879
Revenue	879	1,004	1,810
Operating (loss) profit	$ (1,422)	$ (1,988)	$ (51,411)
Campanario Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E, E and E Assets	$ 17,347	$ 29,718	$ 27,570
Other Assets	0	0	0
Total Assets	17,347	29,718	27,570
Total Liabilities	(233)	(1)	(10)
Net Assets/ (LIABILITIES)	17,114	29,717	27,560
Revenue	0	0	13
Operating (loss) profit	$ (150)	$ (399)	$ (7,267)
Isla Norte Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	60.00%	60.00%	60.00%
PP and E, E and E Assets	$ 9,553	$ 9,920	$ 8,583
Other Assets	0	0	0
Total Assets	9,553	9,920	8,583
Total Liabilities	(60)	(1)	(16)
Net Assets/ (LIABILITIES)	9,493	9,919	8,567
Revenue	0	5	355
Operating (loss) profit	$ (161)	$ (438)	$ (5,661)
YamuCarupana Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	89.50%	89.50%	89.50%
PP and E, E and E Assets	$ 4,741	$ 3,418	$ 3,569
Other Assets	1	0	2,061
Total Assets	4,742	3,418	5,630
Total Liabilities	(2,993)	(2,289)	(2,235)
Net Assets/ (LIABILITIES)	1,749	1,129	3,395
Revenue	3,072	18	1,409
Operating (loss) profit	$ (2,721)	$ (307)	$ (16,552)
Llanos 34 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	45.00%	45.00%	45.00%
PP and E, E and E Assets	$ 131,193	$ 79,811	$ 76,667
Other Assets	4,563	693	429
Total Assets	135,756	80,504	77,096
Total Liabilities	(5,847)	(3,943)	(3,295)
Net Assets/ (LIABILITIES)	129,909	76,561	73,801
Revenue	259,815	125,400	114,276
Operating (loss) profit	$ 163,917	$ 83,193	$ 53,049
Llanos 32 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	12.50%	10.00%	10.00%
PP and E, E and E Assets	$ 835	$ 3,819	$ 3,106
Other Assets	209	0	96
Total Assets	1,044	3,819	3,202
Total Liabilities	(492)	(211)	(213)
Net Assets/ (LIABILITIES)	552	3,608	2,989
Revenue	1,784	2,303	8,258
Operating (loss) profit	$ (319)	$ 1,043	$ (1,343)
POT-T-747 [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	70.00%
PP and E, E and E Assets	$ 849
Other Assets	358
Total Assets	1,207
Total Liabilities	(1,091)
Net Assets/ (LIABILITIES)	116
Revenue	0
Operating (loss) profit	$ 0
Manati field [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	10.00%	10.00%	10.00%
PP and E, E and E Assets	$ 44,167	$ 54,166	$ 50,801
Other Assets	19,126	15,791	12,930
Total Assets	63,293	69,957	63,731
Total Liabilities	(11,444)	(8,442)	(10,395)
Net Assets/ (LIABILITIES)	51,849	61,515	53,336
Revenue	34,238	29,719	32,388
Operating (loss) profit	$ 12,731	$ 20,945	$ 20,354
CN-V Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%
PP and E, E and E Assets	$ 6,819
Other Assets	347
Total Assets	7,166
Total Liabilities	(984)
Net Assets/ (LIABILITIES)	6,182
Revenue	70
Operating (loss) profit	$ (1,163)
Puelen Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	18.00%
PP and E, E and E Assets	$ 1,318
Other Assets	72
Total Assets	1,390
Total Liabilities	(232)
Net Assets/ (LIABILITIES)	1,158
Revenue	0
Operating (loss) profit	$ (546)
Sierra del Nevado Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	18.00%
PP and E, E and E Assets	$ 568
Other Assets	169
Total Assets	737
Total Liabilities	(837)
Net Assets/ (LIABILITIES)	(100)
Revenue	0
Operating (loss) profit	$ (474)
Llanos 17 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest			36.84%
PP and E, E and E Assets			$ 0
Other Assets			0
Total Assets			0
Total Liabilities			(93)
Net Assets/ (LIABILITIES)			(93)
Revenue			3
Operating (loss) profit			$ (6,325)